Other Financial Income (Loss) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Income and Expense [Line Items]
Depreciation of financial stake	$ (15.0)
Global Seismic Shipping AS [Member]
Disclosure Of Financial Income and Expense [Line Items]
Depreciation of financial stake	15.0
PTSC CGGV Geophysical Survey Limited [Member]
Disclosure Of Financial Income and Expense [Line Items]
Depreciation of financial stake		$ 13.3
Geokinetics Inc [Member]
Disclosure Of Financial Income and Expense [Line Items]
Depreciation of financial stake	$ 4.3	$ 3.0	$ 40.0